MET INVESTORS SERIES TRUST

                      Strategic Growth and Income Portfolio
                     Strategic Conservative Growth Portfolio
                           Strategic Growth Portfolio

                        SUPPLEMENT DATED MAY 28, 2008 TO
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

            This Supplement is made as of May 28, 2008 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

         In Appendix C (Portfolio Manager Disclosure) to the Trust's SAI, all references to Mark A. Keller are deleted.